Financial Instruments - Summary of Partnership's Financing receivables and Direct financing leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Total Lease and Financing Lease Receivable Originated three years prior to the latest fiscal year	$ 210,190
Total Lease and Financing Lease Receivable Originated one year prior to the latest fiscal year	660
Total Lease and Financing Lease Receivable	639,440	$ 660,879
Total Lease and Financing Lease Receivable Originated five or more years prior to the latest fiscal year	428,590
Total Lease and Financing Lease Receivable Originated four years prior to the latest fiscal year		447,949
Total Lease and Financing Lease Receivable Originated two years prior to the latest fiscal year		211,939
Total Lease and Financing Lease Receivable Current year		991
Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		332,308
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	322,949
Net Investment in Lease	533,139	544,247
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year		211,939
Direct Financing Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	210,190
Performing Financial Instruments [Member] | Corporate Joint Venture [Member]
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		332,308
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	322,949
Net Investment in Lease	322,949	332,308
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	0
Performing Financial Instruments [Member] | Subsidiaries
Financing Receivable, Recorded Investment [Line Items]
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	0
Net Investment in Lease	210,190	211,939
Direct Financing Lease, Net Investment in Lease, Originated Two Years before Latest Fiscal Year		211,939
Direct Financing Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	210,190
Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		115,641
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	105,641
Financing Receivable, before Allowance for Credit Loss	106,301	116,632
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	660
Financing Receivable, Year One, Originated, Current Fiscal Year		991
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Loans Receivable [Member] | Exmar Lpg Bvba [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		42,266
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	32,266
Financing Receivable, before Allowance for Credit Loss	32,266	42,266
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Loans Receivable [Member] | Bahrain LNG Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	73,375
Financing Receivable, before Allowance for Credit Loss	73,375	73,375
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Loans Receivable [Member] | Angola LNG Joint Venture | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	660	991
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	660
Financing Receivable, Year One, Originated, Current Fiscal Year		$ 991
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	$ 0